Unsecured Exchangeable Senior Notes	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Unsecured Exchangeable Senior Notes
Unsecured Exchangeable Senior Notes
The following summarizes the unsecured exchangeable senior notes outstanding as of December 31, 2013 (dollars in thousands):

	Coupon/ Stated Rate	Effective Rate (1)	Exchange Rate		Principal Amount	First Optional Redemption Date by the Company	Maturity Date
3.625% Exchangeable Senior Notes	3.625%	4.037%	8.6974	(2)	$747,500	N/A	February 15, 2014
Net unamortized discount					(182)
Adjustment for the equity component allocation, net of accumulated amortization					(2,438)
Total					$744,880
 _______________

(1)	Yield on issuance date including the effects of discounts on the notes but excluding the effects of the adjustment for the equity component allocation.

(2)
The initial exchange rate is 8.5051 shares per $1,000 principal amount of the notes (or an initial exchange price of approximately $117.58 per share of Boston Properties, Inc.’s common stock). In addition, the Company entered into capped call transactions with affiliates of certain of the initial purchasers, which are intended to reduce the potential dilution upon future exchange of the notes. The capped call transactions were intended to increase the effective exchange price to the Company of the notes from $117.58 to approximately $137.17 per share (subject to adjustments), representing an overall effective premium of approximately 40% over the closing price on August 13, 2008 of $97.98 per share of Boston Properties, Inc.’s common stock. The net cost of the capped call transactions was approximately $44.4 million. In connection with the special dividend declared on November 27, 2013, the exchange rate of 8.5051 was adjusted to 8.6974 shares per $1,000 principal amount of notes effective as of December 31, 2013, resulting in an exchange price of approximately $114.98 per share of Boston Properties, Inc.'s common stock. As of December 31, 2013, the effective exchange price was $130.21 per share. The Operating Partnership repaid the notes on February 18, 2014 (See Note 20).

ASC 470-20 requires the liability and equity components of convertible debt instruments that may be settled in cash upon conversion (including partial cash settlement) to be separately accounted for in a manner that reflects the issuer’s nonconvertible debt borrowing rate. ASC 470-20 requires that the initial proceeds from the sale of the Operating Partnership’s $862.5 million of 2.875% exchangeable senior notes due 2037 (all of which had been redeemed/repurchased as of December 31, 2012), $450.0 million of 3.75% exchangeable senior notes due 2036 (all of which have been redeemed/repurchased as of December 31, 2013) and $747.5 million of 3.625% exchangeable senior notes due 2014 (see Note 20) be allocated between a liability component and an equity component in a manner that reflects interest expense at the interest rate of similar nonconvertible debt that could have been issued by the Operating Partnership at such time. The Company measured the fair value of the debt components of the 2.875%, 3.75% and 3.625% exchangeable senior notes for the periods presented based on effective interest rates of 5.630%, 5.958% and 6.555%, respectively. The aggregate carrying amount of the debt component was approximately $744.9 million and $1.17 billion (net of equity component allocation adjustment of approximately $2.4 million and $25.5 million) at December 31, 2013 and December 31, 2012, respectively. As a result, the Company attributed an aggregate of approximately $230.3 million of the proceeds to the equity component of the notes, which represents the excess proceeds received over the fair value of the notes at the date of issuance. The equity component of the notes has been reflected within Additional Paid-in Capital in the Consolidated Balance Sheets. The Company reclassified approximately $1.0 million of deferred financing costs to Additional Paid-in Capital, which represented the costs attributable to the equity components of the notes. The carrying amount of the equity component was approximately $91.9 million and $148.5 million at December 31, 2013 and December 31, 2012, respectively. The resulting debt discount has been amortized over the period during which the debt was expected to be outstanding (i.e., through the first optional redemption dates or, in the case of the 2014 notes, the maturity date) as additional non-cash interest expense. The aggregate contractual interest expense was approximately $34.8 million, $48.4 million and $66.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. As a result, the Company reported additional non-cash interest expense of approximately $23.1 million, $29.1 million and $38.8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

On April 15, 2013, the Company announced that holders of its Operating Partnership's 3.75% Exchangeable Senior Notes due 2036 (the “Notes”) had the right to surrender their Notes for purchase by the Operating Partnership (the “Put Right”) on May 18, 2013. On April 15, 2013, the Company also announced that the Operating Partnership issued a notice of redemption to the holders of the Notes to redeem, on May 18, 2013 (the “Redemption Date”), all of the Notes outstanding on the Redemption Date. In connection with the notice of redemption, holders of the Notes had the right to exchange their Notes on or prior to May 16, 2013. Notes with respect to which the Put Right was not exercised and that were not surrendered for exchange on or prior to May 16, 2013, were redeemed by the Operating Partnership at a redemption price equal to 100% of the principal amount of the Notes plus accrued and unpaid interest thereon to, but excluding, the Redemption Date. Based on final information provided to the Operating Partnership by the trustee for the Notes, no Notes were validly tendered and accepted for purchase in the Put Right. Pursuant to the notice of redemption, an aggregate principal amount of $990,000 of the Notes was redeemed on May 18, 2013. The remaining aggregate principal amount of $449,010,000 of the Notes was surrendered for exchange and, in addition to the repayment of the principal in cash, the Company issued an aggregate of 419,116 shares of its common stock in exchange for the Notes (See Note 12). The Company recognized a loss on early extinguishment of debt totaling approximately $0.1 million consisting of transaction costs.